CONSOLIDATED BALANCE SHEETS ¥ in Millions, $ in Millions		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 5,116	$ 803	¥ 7,026
Restricted cash		25	4	64
Short-term investments measured at fair value		2,589	406	3,903
Accounts receivable, net of allowance of RMB41 and RMB50 as of December 31, 2020 and 2021, respectively		521	82	404
Loan receivables - current, net		218	34	304
Amounts due from related parties, net		149	23	178
Inventories		88	14	89
Other current assets, net		847	133	914
Total current assets		9,553	1,499	12,882
Property and equipment, net		7,056	1,107	6,682
Intangible assets, net		5,385	845	5,945
Operating lease right-of-use assets		29,942	4,698	28,980
Finance lease right-of-use assets		2,235	351	2,041
Land use rights, net		206	32	213
Long-term investments		1,965	308	1,923
Goodwill		5,132	805	4,988
Amounts due from a related party		1	0
Loan receivables, net		98	15	135
Other assets, net		834	131	743
Deferred tax assets		862	136	623
Total assets		63,269	9,927	65,155
Current liabilities:
Short-term debt		6,232	978	1,142
Accounts payable		968	152	1,241
Amounts due to related parties		197	31	132
Salary and welfare payables		591	93	526
Deferred revenue		1,366	214	1,272
Operating lease liabilities, current		3,628	569	3,406
Finance lease liabilities, current		41	6	31
Accrued expenses and other current liabilities		1,838	288	2,440
Income tax payable		418	66	339
Total current liabilities		15,279	2,397	10,529
Long-term debt		3,565	559	10,856
Operating lease liabilities, non-current		28,012	4,396	27,048
Finance lease liabilities, non-current		2,684	421	2,497
Deferred revenue		785	123	662
Other long-term liabilities		903	142	771
Retirement benefit obligations		144	23	179
Deferred tax liabilities		853	134	1,181
Total liabilities		52,225	8,195	53,723
Commitments and contingencies (Note 21)
Equity:
Ordinary shares (US$0.00001 par value per share; 80,000,000,000 shares authorized; 3,243,644,440 and 3,255,971,250 shares issued as of December 31, 2020 and 2021, and 3,108,425,680 and 3,120,746,090 shares outstanding as of December 31, 2020 and 2021, respectively)	[1]	0	0	0
Treasury shares (30,967,640 and 30,974,040 shares as of December 31, 2020 and 2021, respectively)		(107)	(17)	(107)
Additional paid-in capital		9,964	1,563	9,808
Retained earnings		1,037	163	1,502
Accumulated other comprehensive income		41	6	127
Total Huazhu Group Limited shareholders' equity		10,935	1,715	11,330
Noncontrolling interest		109	17	102
Total equity		11,044	1,732	11,432
Total liabilities and equity		¥ 63,269	$ 9,927	¥ 65,155

[1]	In June 2021, the Company effected a share split that each issued and unissued ordinary share of the Company with a par value of US$0.0001 was sub-divided into 10 ordinary shares with a par value of US$0.00001 each. The ratio of ADS to ordinary share was adjusted from one (1) ADS representing one (1) ordinary share to one (1) ADS representing ten (10) ordinary shares. Except otherwise stated, the share split has been retrospectively applied for all periods presented.